Quarterly Holdings Report
for
Fidelity Advisor Freedom® Retirement Fund
December 31, 2025
AFF-NPRT3-0226
1.811329.121
Bond Funds - 63.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,405,877	43,353,834
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,520	94,901
Fidelity Series Emerging Markets Debt Fund (b)	136,029	1,160,325
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	34,695	330,988
Fidelity Series Floating Rate High Income Fund (b)	22,739	200,102
Fidelity Series High Income Fund (b)	130,310	1,161,061
Fidelity Series International Credit Fund (b)	32,316	273,068
Fidelity Series International Developed Markets Bond Index Fund (b)	1,170,685	9,927,413
Fidelity Series Investment Grade Bond Fund (b)	7,288,192	74,266,678
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,000,976	5,395,261
Fidelity Series Real Estate Income Fund (b)	20,539	207,645
TOTAL BOND FUNDS (Cost $142,009,801)		136,371,276

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	263,168	4,210,695
Fidelity Advisor Series Growth Opportunities Fund (b)	168,665	2,963,450
Fidelity Series All-Sector Equity Fund (b)	140,147	1,950,844
Fidelity Series Commodity Strategy Fund (b)	28,363	2,744,084
Fidelity Series Intrinsic Opportunities Fund (b)	59,910	636,846
Fidelity Series Large Cap Stock Fund (b)	214,836	5,736,116
Fidelity Series Large Cap Value Index Fund (b)	29,643	540,390
Fidelity Series Opportunistic Insights Fund (b)	141,889	3,619,576
Fidelity Series Small Cap Core Fund (b)	10,889	147,221
Fidelity Series Small Cap Discovery Fund (b)	43,341	476,317
Fidelity Series Small Cap Opportunities Fund (b)	59,107	958,723
Fidelity Series Stock Selector Large Cap Value Fund (b)	228,240	3,314,039
Fidelity Series Value Discovery Fund (b)	194,539	3,312,993
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,351,505)		30,611,294

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	132,516	2,617,195
Fidelity Series Emerging Markets Fund (b)	142,175	1,669,129
Fidelity Series Emerging Markets Opportunities Fund (b)	275,194	6,783,527
Fidelity Series International Growth Fund (b)	213,892	4,087,473
Fidelity Series International Small Cap Fund (b)	139,197	2,490,238
Fidelity Series International Value Fund (b)	265,797	4,146,438
Fidelity Series Overseas Fund (b)	274,016	4,091,052
Fidelity Series Select International Small Cap Fund (b)	12,236	169,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,616,566)		26,054,160

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,889,892)	393,747	3,965,034

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.83	280,000	279,448
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	240,000	239,366
US Treasury Bills 0% 3/19/2026 (d)	3.56	40,000	39,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $558,374)			558,516

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	369,652	369,726
Fidelity Series Government Money Market Fund (b)(f)	3.84	15,686,556	15,686,556
TOTAL MONEY MARKET FUNDS (Cost $16,056,288)			16,056,282

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $199,482,426)	213,616,562
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(113,276)
NET ASSETS - 100.0%	213,503,286

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	3/2026	435,315	1,218

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	82	3/2026	9,410,781	(53,597)
CBOT US Treasury Long Bond Contracts (United States)	14	3/2026	1,613,063	(19,142)

TOTAL INTEREST RATE CONTRACTS				(72,739)

TOTAL LONG				(71,521)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	7	3/2026	874,300	17,310
CME E-Mini S&P 500 Index Contracts (United States)	11	3/2026	3,790,875	(1,902)
ICE MSCI Emerging Markets Index Contracts (United States)	2	3/2026	141,140	25

TOTAL SHORT				15,433

TOTAL FUTURES CONTRACTS				(56,088)
The notional amount of long futures as a percentage of Net Assets is 5.4%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $558,516.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	966,378	2,835,527	3,432,176	14,213	3	(6)	369,726	369,652	0.0%
Total	966,378	2,835,527	3,432,176	14,213	3	(6)	369,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	3,608,087	1,376,641	1,077,955	524,176	(29,013)	332,935	4,210,695	263,168
Fidelity Advisor Series Growth Opportunities Fund	2,522,371	886,096	880,124	398,466	61,518	373,589	2,963,450	168,665
Fidelity Advisor Series Small Cap Fund	13,261	-	12,937	-	838	(1,162)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	44,464,423	5,624,731	6,261,102	1,737,526	(16,906)	(457,312)	43,353,834	4,405,877
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	108,137	8,498	19,538	4,291	(1,820)	(376)	94,901	12,520
Fidelity Series All-Sector Equity Fund	1,611,858	433,564	396,325	104,508	197	301,550	1,950,844	140,147
Fidelity Series Canada Fund	1,367,785	1,198,473	304,807	53,771	14,163	341,581	2,617,195	132,516
Fidelity Series Commodity Strategy Fund	446,342	2,355,638	88,791	24,790	3,220	27,675	2,744,084	28,363
Fidelity Series Emerging Markets Debt Fund	1,167,138	93,200	179,085	54,652	(8,423)	87,495	1,160,325	136,029
Fidelity Series Emerging Markets Debt Local Currency Fund	362,602	31,803	89,804	21,989	(4,804)	31,191	330,988	34,695
Fidelity Series Emerging Markets Fund	1,772,863	118,725	677,168	42,007	134,851	319,858	1,669,129	142,175
Fidelity Series Emerging Markets Opportunities Fund	7,070,083	629,344	2,757,642	177,248	766,637	1,075,105	6,783,527	275,194
Fidelity Series Floating Rate High Income Fund	214,098	19,539	32,561	12,530	(568)	(406)	200,102	22,739
Fidelity Series Government Money Market Fund	17,816,358	2,024,072	4,153,874	557,512	-	-	15,686,556	15,686,556
Fidelity Series High Income Fund	1,184,922	103,623	176,333	65,775	(14,692)	63,541	1,161,061	130,310
Fidelity Series International Credit Fund	258,983	12,154	-	12,154	-	1,931	273,068	32,316
Fidelity Series International Developed Markets Bond Index Fund	10,514,409	1,022,186	1,466,298	398,858	(86,347)	(56,537)	9,927,413	1,170,685
Fidelity Series International Growth Fund	3,431,285	1,114,743	737,872	313,722	104,380	174,937	4,087,473	213,892
Fidelity Series International Small Cap Fund	2,940,496	373,637	1,102,186	344,202	232,120	46,171	2,490,238	139,197
Fidelity Series International Value Fund	3,817,754	988,881	1,219,991	406,039	337,832	221,962	4,146,438	265,797
Fidelity Series Intrinsic Opportunities Fund	610,067	160,701	149,396	66,905	(5,940)	21,414	636,846	59,910
Fidelity Series Investment Grade Bond Fund	84,579,955	6,883,503	18,197,578	2,646,573	(1,168,968)	2,169,766	74,266,678	7,288,192
Fidelity Series Large Cap Stock Fund	4,878,726	1,500,814	1,490,179	519,134	95,968	750,787	5,736,116	214,836
Fidelity Series Large Cap Value Index Fund	476,495	107,846	87,459	18,482	(12)	43,520	540,390	29,643
Fidelity Series Long-Term Treasury Bond Index Fund	7,061,621	693,099	2,203,319	192,094	(581,462)	425,322	5,395,261	1,000,976
Fidelity Series Opportunistic Insights Fund	3,101,789	1,174,890	956,015	507,989	27,271	271,641	3,619,576	141,889
Fidelity Series Overseas Fund	3,571,969	1,007,262	652,215	330,722	93,352	70,684	4,091,052	274,016
Fidelity Series Real Estate Income Fund	219,777	17,454	32,563	10,443	252	2,725	207,645	20,539
Fidelity Series Select International Small Cap Fund	40,321	134,064	35,113	5,038	3,263	26,573	169,108	12,236
Fidelity Series Short-Term Credit Fund	4,300,715	286,932	635,543	149,660	5,084	7,846	3,965,034	393,747
Fidelity Series Small Cap Core Fund	131,822	13,399	27,761	1,216	(2,265)	32,027	147,222	10,889
Fidelity Series Small Cap Discovery Fund	443,862	102,761	98,504	46,569	(8,782)	36,980	476,317	43,341
Fidelity Series Small Cap Opportunities Fund	873,878	114,708	199,047	41,215	74,052	95,132	958,723	59,107
Fidelity Series Stock Selector Large Cap Value Fund	2,857,727	879,620	601,857	239,096	(2,231)	180,780	3,314,039	228,240
Fidelity Series Value Discovery Fund	2,919,752	795,306	641,145	182,169	(2,335)	241,415	3,312,993	194,539
	220,761,731	32,287,907	47,642,087	10,211,521	20,430	7,260,340	212,688,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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